UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 03/31/2013

Item 1	–	Report to Stockholders

MARCH 31, 2013

ANNUAL REPORT

BBIF Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Dear Shareholder

Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment. About this time one year ago, concerns about Europe’s debt crisis dominated the markets as political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a full-blown euro collapse. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced it would purchase unlimited amounts of short term sovereign bonds to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade began to slow as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors grew increasingly concerned over the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. There was widespread fear that the fiscal cliff would push the United States into recession unless politicians could agree upon alternate measures to reduce the nation’s deficit. Worries that bipartisan gridlock would preclude a timely budget deal triggered high levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although the postponement of decisions relating to spending cuts and the debt ceiling left some lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally in risk assets. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction as yields).

However, bond markets regained strength in February when economic momentum slowed and investors toned down their risk appetite. US stocks continued to rise, but at a more moderate pace. Uncertainty about how long the Federal Reserve would maintain its monetary easing bias drove high levels of volatility later in the month, but these fears abated as the budget sequester (automatic spending cuts scheduled to take effect March 1) began to appear imminent and was deemed likely to deter any near-term changes in the central bank’s policy stance. Improving labor market data and rising home prices pushed US stocks higher at the end of the period, with major indices reaching new all-time highs. Outside the United States, equity prices weakened in the final two months of the period due to a resurgence of macro risk out of Europe. Italy’s February presidential election ended in a stalemate, further propagating the ongoing theme of political instability in the eurozone. In March, a severe banking crisis in Cyprus underscored the fragility of the broader European banking system.

For the 6- and 12-month periods ended March 31, 2013, US and international stocks and high yield bonds posted strong gains, while emerging market equities lagged as the pace of global growth failed to impress investors. US Treasury yields were highly volatile over the past 12 months. While remaining relatively low from a historical standpoint, yields began inching higher in the later part of the period, pressuring Treasuries and investment-grade bonds. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Markets have always been unpredictable, but that does not mean investors can delay taking action. At BlackRock, we believe it’s time for a different approach to investing. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. People everywhere are asking, “So what do I do with my money?” Visit www.blackrock.com for answers.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued global headwinds, risk assets (such as equities) have generated strong performance as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	10.19%	13.96%
US small cap equities (Russell 2000® Index)	14.48	16.30
International equities (MSCI Europe, Australasia, Far East Index)	12.04	11.25
Emerging market equities (MSCI Emerging Markets Index)	3.87	1.96
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.55)	6.19
US investment grade bonds (Barclays US Aggregate Bond Index)	0.09	3.77
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.26	5.82
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.28	13.08
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2013

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the 12-month reporting period ended March 31, 2013. Sluggish economic growth and stubbornly high unemployment have prompted the FOMC to employ multiple stimulus measures in recent years, including the September 2012 decision to purchase approximately $40 billion per month of agency mortgage-backed securities, which was followed by a pronouncement in December that the central bank would begin purchasing long-term US Treasury bonds at a rate of $45 billion per month. US policymakers have committed to maintaining accommodative measures including the aforementioned asset purchase programs and holding the federal funds rate at an exceptionally low level until the US labor market exhibits substantial improvement (subject to continued price stability). While the US unemployment rate has declined by 0.6% (from 8.2% to 7.6%) in the 12 months ended March 31, 2013, the labor force participation rate has also declined by 0.5% (from 63.8% to 63.3%) during the same period, calling into question the actual strength of the labor market recovery. Over the past four years, the FOMC’s stimulus programs have, in large part, driven the US Federal Reserve’s balance sheet to triple in size to $3.2 trillion.

In Europe, policymakers have long been working to contain spiraling sovereign funding costs in certain debt-stressed countries while contending with a broader, secular decline in economic growth across the region. Finance regulators have urged European commercial banks to shrink their balance sheets and increase capital while the European Central Bank (“ECB”) provided virtually unlimited access to loans through its long-term refinancing operations to help bridge any gaps in liquidity. As conditions in the bank funding market steadily improved, the ECB cut its deposit rate to zero in July 2012 to encourage banks to lend these funds in order to spur growth. In September, ECB President Mario Draghi announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries. The program, dubbed the “OMT” for Outright Monetary Transactions, is subject to formal request by a eurozone government and is subject to strict conditionality. In March of 2013, a severe banking crisis led to drastic measures in Cyprus. To the surprise of many, European leaders and Cypriot officials agreed upon a plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. While the reaction in financial markets was short-lived, critics contend the move sets a dangerous precedent at a decisive time for the region.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, with three-month LIBOR decreasing 19 basis points to close at 0.28% as of March 31, 2013. Yields on 3-month US Treasury bills were unchanged at 0.07% over the period after touching a high of 0.12% in mid-February 2012 on a seasonal supply uptick.

The Federal Deposit Insurance Corporation’s temporary Transaction Account Guarantee (“TAG”) program, which had provided unlimited insurance for non-interest-bearing transaction accounts, expired on December 31, 2012. The level of disintermediation (withdrawals) of uninsured deposits from bank deposit accounts into short-term US Treasury securities and money market mutual funds prior to expiration of the TAG program fell short of expectations. To the extent that sizable cash flows into Treasuries combine with reduced supply moving forward, this may present downward pressure on short-term rates.

In the short-term tax-exempt market, the impact of the FOMC’s ongoing near-zero interest rate policy continued to be evident in variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. During the 12-month period ended March 31, 2013, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.16%, while ranging between a high of 0.26% and a low of 0.08%. While the FOMC continued its low-rate policy, a reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers put additional pressure on yields. As of period end, total outstanding supply of VRDN securities was approximately $270 billion, down 45% from its mid-2008 peak. New VRDN security issuance remained minimal as issuers continued to take advantage of low interest rates by issuing debt instruments with longer maturities. The muted VRDN new issuance activity during the period consisted mostly of re-issuance for the purpose of substituting the bank underlying the issue’s credit enhancement. This trend was driven largely by uncertainty stemming from Europe’s financial problems and rating agency downgrades across the banking sector.

As state and local municipalities continued to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained unchanged in 2012 from the diminished level seen in 2011 (approximately $60 billion). This level of issuance, however, is anticipated to decline in the coming year to the extent that state tax revenues improve. Municipal notes generally offer an opportunity for investors to lock in a yield that is more stable than VRDN yields for a longer period of time. Investor demand for municipal notes increased over the period as the FOMC held short-term rates steady and the outstanding supply of VRDN securities declined. The municipal yield curve continued to be extremely flat and credit spreads tightened as investors pursued higher yielding issues. The yield on one-year municipal notes remained close to the 0.20% level throughout the period, representing only a nominal premium for the extension risk over VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Fund Information as of March 31, 2013

Investment Objective

BBIF Tax-Exempt Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2012 and held through March 31, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class 1	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,023.83	$1.06	0.21%
Class 2	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,023.83	$1.06	0.21%
Class 3	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,023.83	$1.06	0.21%
Class 4	$1,000.00	$1,000.00	$1.05	$1,000.00	$1,023.83	$1.06	0.21%

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense example reflects the net expenses of both the Fund and the master fund in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	5

Statement of Assets and Liabilities

March 31, 2013	BBIF Tax-Exempt Fund

Assets
Investments at value — Master Tax-Exempt LLC (the “Master LLC”) (cost — $366,687,870)	$366,687,870
Capital shares sold receivable	1,870,955
Receivable from administrator	7,229

Total assets	368,566,054

Liabilities
Contributions payable to the Master LLC	1,790,180
Capital shares redeemed payable	80,775
Officer’s fees payable	111
Other accrued expenses payable	144,889

Total liabilities	2,015,955

Net Assets	$366,550,099

Net Assets Consist of
Paid-in capital	$366,542,307
Undistributed net investment income	165
Accumulated net realized gain allocated from the Master LLC	7,627

Net Assets	$366,550,099

Net Asset Values
Class 1 – Based on net assets of $46,498,075 and 46,482,202 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 2 – Based on net assets of $46,969,413 and 46,953,378 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 3 – Based on net assets of $139,022,064 and 138,974,609 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 4 – Based on net assets of $134,060,547 and 134,014,775 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Statement of Operations

Year Ended March 31, 2013	BBIF Tax-Exempt Fund

Investment Income
Net investment income allocated from the Master LLC:
Income	$966,668
Expenses	(701,855)
Fees waived	347,449

Total income	612,262

Fund Expenses
Administration	1,027,559
Service and distribution — Class 1	266,258
Service and distribution — Class 2	370,382
Service and distribution — Class 3	567,023
Service and distribution — Class 4	656,952
Transfer agent — Class 1	14,977
Transfer agent — Class 2	9,996
Transfer agent — Class 3	12,997
Transfer agent — Class 4	16,147
Registration	542,783
Professional	37,616
Printing	15,698
Officer	199
Miscellaneous	10,232

Total expenses	3,548,819
Less fees waived by Administrator	(1,022,013)
Less service and distribution fees waived — Class 1	(266,258)
Less service and distribution fees waived — Class 2	(370,382)
Less service and distribution fees waived — Class 3	(567,023)
Less service and distribution fees waived — Class 4	(656,952)
Transfer agent fees reimbursed — Class 1	(14,977)
Transfer agent fees reimbursed — Class 2	(9,996)
Transfer agent fees reimbursed — Class 3	(12,997)
Transfer agent fees reimbursed — Class 4	(16,147)

Total expenses after fees waived and reimbursed	612,074

Net investment income	188

Realized Gain Allocated from the Master LLC
Net realized gain from investments	7,627

Net Increase in Net Assets Resulting from Operations	$7,815

See Notes to Financial Statements.

6	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Statements of Changes in Net Assets	BBIF Tax-Exempt Fund

	Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012

Operations
Net investment income	$188	$3,481
Net realized gain	7,627	23,127

Net increase in net assets resulting from operations	7,815	26,608

Dividends and Distributions to Shareholders From[1]
Net investment income:
Class 1	(13)	(2,301)
Class 2	(27)	(13,044)
Class 3	(64)	(30,170)
Class 4	(84)	(38,719)
Net realized gain:
Class 1	(626)	(388)
Class 2	(1,448)	(2,402)
Class 3	(4,021)	(5,703)
Class 4	(4,813)	(7,090)

Decrease in net assets resulting from dividends and distributions to shareholders	(11,096)	(99,817)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(169,484,006)	(234,384,759)

Net Assets
Total decrease in net assets	(169,487,287)	(234,457,968)
Beginning of year	536,037,386	770,495,354

End of year	$366,550,099	$536,037,386

Undistributed net investment income	$165	$3,405

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	7

Financial Highlights	BBIF Tax-Exempt Fund

	Class 1							Class 2
	Year Ended March 31,							Year Ended March 31,
	2013		2012		2011	2010	2009	2013		2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0003	0.0051	0.0000	[1]	0.0001		0.0004	0.0004	0.0093
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0000		0.0000	0.0003	0.0051	0.0000		0.0001		0.0004	0.0004	0.0093

Dividends and distributions from: [2]
Net investment income	(0.0000)[3]		(0.0001)		(0.0000)[3]	(0.0003)	(0.0051)	(0.0000)[3]		(0.0001)		(0.0004)	(0.0004)	(0.0093)
Net realized gain	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	—	—	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	—	—

Total dividends and distributions	(0.0000)		(0.0001)		(0.0000)	(0.0003)	(0.0051)	(0.0000)		(0.0001)		(0.0004)	(0.0004)	(0.0093)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.00%		0.01%		0.00%	0.03%	0.51%	0.00%		0.01%		0.04%	0.04%	0.93%

Ratios to Average Net Assets[5]
Total expenses	1.53%	[6]	1.52%	[6]	1.53%	1.52%	1.55%	1.17%	[6]	1.15%	[6]	1.17%	1.17%	1.22%

Total expenses after fees waived and reimbursed	0.24%	[6]	0.24%	[6]	0.41%	0.54%	1.30%	0.24%	[6]	0.24%	[6]	0.37%	0.53%	0.90%

Net investment income	0.00%	[6]	0.00%	[6]	0.00%	0.03%	0.46%	0.00%	[6]	0.00%	[6]	0.04%	0.04%	0.94%

Supplemental Data
Net assets, end of year (000)	$46,498		$22,689		$23,650	$33,099	$35,937	$46,969		$93,113		$120,548	$152,771	$168,665

[1]	Amount is less than $0.00005 per share.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]	For the years ended March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.09% and 0.03%, respectively.

8	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Financial Highlights (concluded)	BBIF Tax-Exempt Fund

	Class 3							Class 4
	Year Ended March 31,							Year Ended March 31,
	2013		2012		2011	2010	2009	2013		2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0001		0.0004	0.0008	0.0125	0.0000	[1]	0.0001		0.0004	0.0008	0.0125
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0001		0.0004	0.0008	0.0125	0.0000		0.0001		0.0004	0.0008	0.0125

Dividends and distributions from: [2]
Net investment income	(0.0000)[3]		(0.0001)		(0.0004)	(0.0008)	(0.0125)	(0.0000)[3]		(0.0001)		(0.0004)	(0.0008)	(0.0125)
Net realized gain	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	—	—	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	—	—

Total dividends and distributions	(0.0000)		(0.0001)		(0.0004)	(0.0008)	(0.0125)	(0.0000)		(0.0001)		(0.0004)	(0.0008)	(0.0125)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.00%		0.01%		0.04%	0.08%	1.26%	0.00%		0.01%		0.04%	0.08%	1.26%

Ratios to Average Net Assets[5]
Total expenses	0.87%	[6]	0.84%	[6]	0.87%	0.86%	0.92%	0.86%	[6]	0.84%	[6]	0.85%	0.86%	0.91%

Total expenses after fees waived and reimbursed	0.24%	[6]	0.24%	[6]	0.37%	0.48%	0.58%	0.24%	[6]	0.24%	[6]	0.36%	0.48%	0.58%

Net investment income	0.00%	[6]	0.00%	[6]	0.04%	0.09%	1.24%	0.00%	[6]	0.00%	[6]	0.04%	0.09%	1.22%

Supplemental Data
Net assets, end of year (000)	$139,022		$223,118		$289,418	$405,215	$480,247	$134,061		$197,117		$336,880	$297,960	$395,636

[1]	Amount is less than $0.00005 per share.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]	For the years ended March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.09% and 0.03%, respectively.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	9

Notes to Financial Statements	BBIF Tax-Exempt Fund

1. Organization and Significant Accounting Policies:

BBIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at March 31, 2013 was 11.9%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund offers multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the shareholder servicing and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid daily. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount, if any, is shown as income in the Statement of Operations.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays

10	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Notes to Financial Statements (continued)	BBIF Tax-Exempt Fund

the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLC, to ensure that the net expenses for the Fund’s Class 2 Shares are 0.35% higher than those of BIF Tax-Exempt Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Tax-Exempt Fund, without giving effect to any voluntary fee waivers. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2013 unless approved by the Board, including a majority of the independent Directors. These amounts are included in service and distribution fees waived — class specific in the Statement of Operations.

In addition to the contractual waiver described above, the Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable each class of the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by administrator, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer in the Statement of Operations.

3. Income Tax Information:

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2013 attributable to non-deductible expenses and the reclassification of distributions were reclassified to the following accounts:

Paid-in capital	$(124)
Undistributed net investment income	$(3,240)
Accumulated net realized gain allocated from the Master LLC	$3,364

The tax character of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012 was as follows:

	3/31/13	3/31/12
Tax-exempt income	$188	$84,234
Ordinary income	3,347	2,336
Long-term capital gains	7,561	13,247

Total	$11,096	$99,817

As of March 31, 2013, the tax components of accumulated net earnings were as follows:
Undistributed tax-exempt income		$165
Undistributed ordinary income		6,155
Undistributed long-term capital gains		1,472

Total		$7,792

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31,
Class 1	2013	2012
Shares sold	355,999,169	298,105,587
Shares issued to shareholders in reinvestment of dividends and distributions	626	2,670
Shares redeemed	(332,203,443)	(299,066,901)

Net increase (decrease)	23,796,352	(958,644)

Class 2
Shares sold	395,625,266	943,276,701
Shares issued to shareholders in reinvestment of dividends and distributions	1,448	15,404
Shares redeemed	(441,770,877)	(970,715,475)

Net decrease	(46,144,163)	(27,423,370)

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	11

Notes to Financial Statements (concluded)	BBIF Tax-Exempt Fund

	Year Ended March 31,
Class 3	2013	2012
Shares sold	1,104,888,650	2,467,105,555
Shares issued to shareholders in reinvestment of dividends and distributions	4,031	35,795
Shares redeemed	(1,188,980,225)	(2,533,414,924)

Net decrease	(84,087,544)	(66,273,574)

Class 4
Shares sold	1,781,890,756	3,993,629,608
Shares issued to shareholders in reinvestment of dividends and distributions	4,835	45,736
Shares redeemed	(1,844,944,242)	(4,133,404,515)

Net decrease	(63,048,651)	(139,729,171)

Total Net Decrease	(169,484,006)	(234,384,759)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

12	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Report of Independent Registered Public Accounting Firm	BBIF Tax-Exempt Fund

To the Shareholders and Board of Trustees of BBIF Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of BBIF Tax-Exempt Fund (the “Fund”) as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBIF Tax-Exempt Fund as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

May 24, 2013

Important Tax Information (Unaudited)

All of the net investment income distributions paid by BBIF Tax-Exempt Fund during the taxable year ended March 31, 2013 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund distributed qualified short-term capital gains1 of $0.00000858 per share and long-term capital gains of $0.00001937 per share to shareholders of record on December 7, 2012.

1	Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	13

Master LLC Portfolio Information	Master Tax-Exempt LLC

As of March 31, 2013

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Fixed Rate Notes	15
Tax-Exempt Commercial Paper	5
Liabilities in Excess of Other Assets	(1)

Total	100%

14	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Schedule of Investments March 31, 2013	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.6%
Alabama Federal and Highway Finance Authority, RB, FLOATS, VRDN, Series 2W (Barclays Bank Plc SBPA), 0.17%, 4/04/13 (a)(b)(c)	$4,200	$4,200,000
Huntsville IDB, Refunding RB, VRDN, AMT (Federal Home Loan Bank of Atlanta LOC), 0.27%, 4/04/13 (a)	1,915	1,915,000
Mobile Downtown Redevelopment Authority, RB, VRDN (a):
Series A (National Australia Bank Ltd. LOC), 0.12%, 4/04/13	4,560	4,560,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.12%, 4/04/13	4,465	4,465,000
Mobile Industrial Development Board, Refunding RB, VRDN, Alabama Power Co. Project (Bank of New York Mellon LOC), 0.15%, 4/01/13 (a)	18,200	18,200,000
Parrish Industrial Development Board, Refunding RB, VRDN, Alabama Power Co. Project, 0.15%, 4/01/13 (a)	21,850	21,850,000
University of Alabama, RB, ROCS, VRDN, Series II-R-12295 (BHAC) (Citibank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	28,710	28,710,000
Wells Fargo Stage Trust, Refunding RB, VRDN, FLOATS, Series 83C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	26,000	26,000,000

		109,900,000
Alaska — 1.0%
Alaska Student Loan Corp., Refunding RB, Mandatory Put Bonds, Education Loan, Senior Series B-1, AMT (State Street Bank & Trust Co. LOC), 0.37%, 6/03/13	7,100	7,100,000
City of Valdez Alaska, Refunding RB, VRDN, Philips Project, Series C, 0.14%, 4/04/13 (a)	24,400	24,400,000

		31,500,000
Municipal Bonds	Par (000)	Value
Arizona — 1.4%
Phoenix IDA Arizona, RB, VRDN, Leggett & Platt, Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.34%, 4/04/13 (a)	$4,870	$4,870,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (a):
0.14%, 4/04/13	12,910	12,910,000
(Bank of America NA LOC), 0.14%, 4/04/13	25,590	25,590,000

		43,370,000
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Guarantor, State Street Bank & Trust Co. SBPA), 0.20%, 4/04/13 (a)	3,200	3,200,000
California — 9.3%
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.16%, 4/04/13 (a)	4,200	4,200,000
California School Cash Reserve Program Authority, RB:
Series AA, 2.00%, 10/01/13	23,400	23,606,908
Sub-Series X, 2.00%, 10/01/13	1,900	1,915,829
California State Health Financing Authority, RB, VRDN, P-FLOATS, 0.12%, 4/04/13 (a)(b)(c)	14,120	14,120,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	4,500	4,500,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank SBPA), 0.15%, 4/04/13 (a)(b)(c)	7,500	7,500,000
Los Angeles County Schools, RB, Pooled Financing Program, Series C-6, 2.00%, 12/31/13	2,800	2,836,764

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	HRB	Housing Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board
	ARB	Airport Revenue Bonds	IDRB	Industrial Development Revenue Bonds
	BAN	Bond Anticipation Notes	ISD	Independent School District
	BHAC	Berkshire Hathaway Assurance Corp.	LIFERS	Long Inverse Floating Exempt Receipts
	COP	Certificates of Participation	LOC	Letter of Credit
	DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family
	ECN	Extendible Commercial Note	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
	EDA	Economic Development Authority	P-FLOATS	Puttable Floating Option Tax-Exempt Receipt
	EDC	Economic Development Corp.	PUTTERS	Puttable Tax-Exempt Receipts
	Fannie Mae	Federal National Mortgage Association	RAN	Revenue Anticipation Notes
	FLOATS	Floating Rate Securities	RB	Revenue Bonds
	Freddie Mac	Federal Home Loan Mortgage Corporation	ROCS	Reset Option Certificates
	FSA	Financial Security Assurance, Inc.	SBPA	Stand-by Bond Purchase Agreements
	Ginnie Mae	Government National Mortgage Association	SPEARS	Short Puttable Exempt Adjustable Receipts
	GO	General Obligation Bonds	TAN	Tax Anticipation Notes
	HDA	Housing Development Authority	TECP	Tax-Exempt Commercial Paper
	HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	15

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 445 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.22%, 4/04/13 (a)(c)	$12,415	$12,415,000
Sacramento Unified School District, GO, Refunding, FLOATS, VRDN, Series 45C (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	10,000	10,000,000
San Mateo Union High School District California, GO, ROCS, VRDN, Series II-R-11578PB (PB Capital Corp. SBPA), 0.14%, 4/04/13 (a)(b)(c)	13,565	13,565,000
State of California, RAN:
Series A-1, 2.50%, 5/30/13	131,400	131,867,409
Series A-2, 2.50%, 6/20/13	30,400	30,539,154
Upland California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series DB-659 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 4/04/13 (a)(c)	10,526	10,526,000
West Contra Costa California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series DB-632 (FSA) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 4/04/13 (a)(c)	16,635	16,635,000

		284,227,064
Colorado — 0.4%
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F, Series C-4 (Federal Home Loan Bank SBPA), 0.13%, 4/04/13 (a)	3,930	3,930,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN (JPMorgan Chase Bank NA LOC), 0.19%, 4/04/13 (a)	3,400	3,400,000
University of Colorado, RB, ROCS, VRDN, Enterprise, Series II-R1403PB (PB Capital Corp. SBPA), 0.14%, 4/04/13 (a)(b)(c)	5,915	5,915,000

		13,245,000
District of Columbia — 0.1%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/01/13 (a)	3,500	3,500,000
Florida — 6.2%
Brevard County Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.16%, 4/04/13 (a)	10,035	10,035,000
Charlotte County, Utility Revenue, Refunding RB, VRDN, Series A (AGM) (Bank of America SBPA), 0.34%, 4/04/13 (a)	14,605	14,605,000
Collier County IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.34%, 4/04/13 (a)	1,730	1,730,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series 0-43 (Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)(c)	5,115	5,115,000
Municipal Bonds	Par (000)	Value
Florida (continued)
County of St. John’s Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-486 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.17%, 4/04/13 (a)(c)	$9,820	$9,820,000
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.16%, 4/04/13 (a)	6,700	6,700,000
Florida State Board of Education, GO, ROCS, VRDN, Series II-R-12288 (Citibank NA SBPA), 0.15%, 4/04/13 (a)(b)(c)	8,000	8,000,000
Florida State, Wells Fargo Stage Trust, GO, Refunding, FLOATS, VRDN, Series 28C (Wells Fargo Bank NA SBPA), 0.20%, 4/04/13 (a)(b)(c)	7,200	7,200,000
Hillsborough County Housing Finance Authority, HRB, VRDN, AMT (a):
Brandon, Series A (Fannie Mae Guarantor) (Fannie Mae Liquidity Facility), 0.14%, 4/04/13	5,180	5,180,000
Claymore Crossings Apartments (Citibank NA LOC), 0.14%, 4/04/13	1,900	1,900,000
Kissimmee Utility, Series 2000 TECP (JPMorgan Chase Bank NA SBPA), 0.18%, 5/01/13	4,390	4,390,000
Manatee County Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor) (Fannie Mae Liquidity Facility), 0.14%, 4/04/13 (a)	11,000	11,000,000
Miami-Dade County Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM) (Citibank NA SBPA), 0.14%, 4/04/13 (a)(b)(c)	7,450	7,450,000
Miami-Dade County Florida Water & Sewer System Revenue, RB, VRDN, ROCS (AGM) (Citibank NA SBPA), 0.18%, 4/04/13 (a)(b)(c)	21,185	21,185,000
Miami-Dade County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-530 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 4/04/13 (a)(c)	16,035	16,035,000
Orange County Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series DBE-553 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.22%, 4/04/13 (a)(c)	5,635	5,635,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Class A (BHAC) (Citibank NA SBPA) (a)(c):
0.17%, 4/04/13	10,290	10,290,000
Series 2007-0145, 0.13%, 4/04/13	11,300	11,300,000
Orlando Utilities Commission, Refunding RB, VRDN, Series A, 0.23%, 4/04/13 (a)	7,600	7,600,000
Tampa-Hillsborough County SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.17%, 4/04/13 (a)(b)(c)	14,760	14,760,000
University of South Florida Research Foundation, Inc., RB, VRDN, University Technology Center Research (Bank of America NA LOC), 0.16%, 4/04/13 (a)	5,700	5,700,000

See Notes to Financial Statements.

16	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
West Palm Beach Special Obligations, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DB-547 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.22%, 4/04/13 (a)(c)	$6,215	$6,215,000

		191,845,000
Georgia — 1.6%
Main Street Natural Gas, Inc., RB, VRDN, Georgia Gas Project, Series A (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)	21,525	21,525,000
State of Georgia, GO, ROCS, VRDN, Series II-R-11536PB (PB Capital Corp. SBPA), 0.14%, 4/04/13 (a)(c)	25,765	25,765,000
Whitfield County Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project, AMT (Wachovia Bank NA LOC), 0.26%, 4/04/13 (a)	3,100	3,100,000

		50,390,000
Illinois — 7.1%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series 5001 (Rabobank Nedeland LOC), 0.21%, 4/04/13 (a)(b)(c)	10,575	10,575,000
Chicago Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R011879 (AGM) (Citibank NA SBPA), 0.22%, 4/04/13 (a)(b)(c)	16,480	16,480,000
City of Chicago, GO, Refunding VRDN, Series F (JPMorgan Chase Bank NA LOC), 0.14%, 4/01/13 (a)	10,000	10,000,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, SPEARS, RB, VRDN, Series DB-502 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 4/04/13 (a)(c)	40,600	40,600,000
City of Chicago Illinois, RB, VRDN, Series DBE-534 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.13%, 4/04/13 (a)(c)	4,465	4,465,000
City of Chicago Illinois O’Hare International Airport, Refunding RB, VRDN, Third Lien, Series D (Barclays Bank LOC), 0.13%, 4/04/13 (a)	7,000	7,000,000
Dekalb & Kane Counties SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series B (FSA) (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.18%, 4/04/13 (a)(c)	13,070	13,070,000
Illinois Finance Authority, University of Chicago Medical Center, RB, VRDN, (JPMorgan Chase Bank NA LOC), 0.15%, 4/01/13 (a)	11,400	11,400,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Advocate Health Care Network, Sub-Series C-1 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13	35,000	35,000,000
Northwestern University, Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.12%, 4/04/13 (c)	3,150	3,150,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.15%, 4/04/13	5,285	5,285,000
Illinois Finance Authority, Childrens Memorial Hospital, RB, VRDN, ROCS (AGC) (Citibank NA SBPA), 0.32%, 4/04/13 (a)(b)(c)	16,100	16,100,000
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois State Finance Authority, OSF Healthcare System, Deutsche Bank SPEARS/LIFERS Trust, RB, SPEARS, VRDN, Series DBE-1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.16%, 4/04/13 (a)(b)(c)	$9,735	$9,735,000
University of Illinois, Refunding RB, VRDN (a):
UIC South Campus Development (JPMorgan Chase Bank NA LOC), 0.12%, 4/04/13	24,235	24,235,000
Eagle Tax-Exempt Trust, Series 2006-0124, Class A (Citibank NA SBPA), 0.16%, 4/04/13 (c)	10,000	10,000,000

		217,095,000
Indiana — 1.4%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.22%, 4/04/13 (a)	4,100	4,100,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics, Inc., AMT (Comerica Bank LOC), 0.22%, 4/04/13 (a)	2,725	2,725,000
Indiana Health Facility Financing Authority, RB, VRDN, Senior Living, Greencroft Obligation (Bank of America NA LOC), 0.14%, 4/04/13 (a)	10,945	10,945,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA SBPA), 0.37%, 4/04/13 (a)(b)(c)	24,825	24,825,000

		42,595,000
Iowa — 3.5%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.27%, 4/01/13 (a)	3,110	3,110,000
Iowa Finance Authority, RB, VRDN (a):
CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.26%, 4/04/13	94,000	94,000,000
M/F Housing, Series A, AMT (Wells Fargo Bank NA SBPA), 0.14%, 4/04/13	3,650	3,650,000
Iowa State Special Obligations, Barclays Capital Municipal Trust Receipts, RB, VRDN, FLOATS, Series 13B-C-D (Barclays Bank Plc SBPA), 0.15%, 4/04/13 (a)(b)(c)	6,200	6,200,000

		106,960,000
Kansas — 0.3%
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.17%, 4/04/13 (a)(b)(c)	2,715	2,715,000
Kansas Development Finance Authority, RB, VRDN, P-FLOATS, Series MT-768, 0.16%, 4/04/13 (a)(b)(c)	5,450	5,450,000

		8,165,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	17

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 0.4%
County of Warren Kentucky, Refunding RB, VRDN, Bowling Green-Warren County Community Hospital Corp. Project (AGC) (Branch Banking & Trust SBPA), 0.30%, 4/04/13 (a)	$13,075	$13,075,000
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.27%, 4/04/13	4,000	4,000,000
Honeywell International, Inc. Project, 0.32%, 4/04/13	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.24%, 4/04/13 (a)	7,500	7,500,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.27%, 4/04/13 (a)	10,100	10,100,000
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	17,280	17,280,000

		44,880,000
Maryland — 2.3%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/04/13 (a)	3,610	3,610,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.27%, 4/04/13 (a)(c)	1,245	1,245,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders Trust Co. LOC) (a):
Bakery de France Facility, 0.42%, 4/01/13	8,995	8,995,000
Linemark Printing Project, 0.32%, 4/01/13	3,290	3,290,000
Pharmaceutics International, Inc., Series A, 0.27%, 4/01/13	3,585	3,585,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS (AGC) (Citibank NA SBPA), 0.37%, 4/04/13 (a)(b)(c)	25,125	25,125,000
Prince George’s County Maryland, Refunding RB, VRDN, Collington Episcopal Life Care Community, Inc., Series B (Bank of America NA LOC), 0.14%, 4/04/13 (a)	23,310	23,310,000

		69,160,000
Massachusetts — 3.9%
City of Haverhill Massachusetts, GO, Refunding, BAN, 1.00%, 12/13/13	2,538	2,547,999
City of New Bedford Massachusetts, GO, Refunding, BAN, 1.00%, 2/07/14	22,000	22,116,343
City of Pittsfield Massachusetts, GO, Refunding, BAN:
Series A, 1.00%, 1/24/14	6,694	6,727,580
Series B, 1.00%, 1/24/14	1,600	1,607,689
Municipal Bonds	Par (000)	Value
Massachusettes (concluded)
Commonwealth of Massachusetts, GO, VRDN (a):
Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.17%, 4/01/13	$25,255	$25,255,000
Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B (US Bank NA SBPA), 0.14%, 4/01/13	1,400	1,400,000
Consolidated Loan of 2006, Series B (JPMorgan Chase Bank NA SBPA), 0.15%, 4/01/13	10,900	10,900,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN (a):
7-Month Window, Senior Series A, 0.21%, 4/04/13	3,500	3,500,000
FLOATS, Series 51C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (b)(c)	4,745	4,745,000
Massachusetts Development Finance Agency, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA ), 0.13%, 4/04/13 (a)(b)(c)	7,995	7,995,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.12%, 4/04/13 (a)	980	980,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series DBE-528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 4/04/13 (a)(c)	7,985	7,985,000
Massachusetts State Transportation Fund, Wells Fargo Stage Trust, RB, VRDN, FLOATS, Series 30C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	8,160	8,160,000
Massachusetts Water Resources Authority, RBC Municipal Products, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-42 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)(c)	10,000	10,000,000
Town of Amesbury Massachusetts, GO, Refunding, BAN, 1.00%, 12/13/13	4,118	4,133,003
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.21%, 4/04/13 (a)	3,240	3,240,000

		121,292,614
Michigan — 3.1%
Detroit Water Supply System, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, PUTTERS, Series 4240 (BHAC) (Deutsche Bank AG SBPA), 0.33%, 4/04/13 (a)(b)(c)	7,740	7,740,000
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	4,590	4,590,000

See Notes to Financial Statements.

18	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (a):
Adrian College (Comerica Bank LOC), 0.17%, 4/04/13	$2,000	$2,000,000
University of Detroit Mercy Project (JPMorgan Chase Bank NA LOC), 0.13%, 4/04/13	4,200	4,200,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.13%, 4/04/13 (a)	5,600	5,600,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.17%, 4/04/13 (a)(c)	37,345	37,345,000
Michigan State Hospital Finance Authority, RB, VRDN, 7-Month Window, Ascension Health Senior Credit, 0.21%, 4/04/13 (a)	3,465	3,465,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit, 0.21%, 4/04/13 (a)	3,700	3,700,000
Michigan State Housing Development Authority, Refunding RB, VRDN, Series A, AMT (Barclays Bank Plc SBPA), 0.14%, 4/04/13 (a)	3,000	3,000,000
Michigan State Housing Development Authority, RB, VRDN, M/F Housing, Series C, AMT (JPMorgan Chase Bank NA SBPA), 0.17%, 4/04/13 (a)	12,980	12,980,000
Michigan Strategic Fund, RB, VRDN, Limited Obligation, AMT (a):
Lanse Warden (Standard Charter LOC), 0.41%, 4/04/13	7,300	7,300,000
MANS LLC Project (Comerica Bank LOC), 0.22%, 4/04/13	4,600	4,600,000

		96,520,000
Minnesota — 0.1%
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)(c)	4,200	4,200,000
Mississippi — 1.2%
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Inc., Series I, (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 4/01/13 (a)	25,000	25,000,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (a)(c)	11,900	11,900,000

		36,900,000
Missouri — 1.5%
City of Kansas City Missouri, Refunding RB, VRDN, Hospital Roe Bartle, Series E (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.12%, 4/04/13 (a)	3,300	3,300,000
City of North Kansas City Missouri, Refunding RB, VRDN, North Kansas City Hospital (Bank of America NA LOC), 0.19%, 4/01/13 (a)	14,355	14,355,000
Municipal Bonds	Par (000)	Value
Missouri (concluded)
Kansas City IDA, Refunding RB, VRDN, Ewing Marion Kaufman Foundation, 0.18%, 4/01/13 (a)	$13,000	$13,000,000
Missouri State Health & Educational Facilities Authority, RB, VRDN, BJC Health System, Series B (US Bank NA SBPA), 0.14%, 4/01/13 (a)	10,000	10,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.27%, 4/04/13 (a)	6,000	6,000,000

		46,655,000
Nebraska — 1.4%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse SBPA), 0.14%, 4/04/13 (a)(c)	16,000	16,000,000
Public Power Generation Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 4131 (BHAC) (JPMorgan Chase Bank NA SBPA), 0.15%, 4/04/13 (a)(b)(c)	26,855	26,855,000

		42,855,000
Nevada — 1.0%
County of Clark Nevada, Refunding ARB, RAN, Airport System Revenue, Junior Subordinate Lien, Series A-1, AMT, 2.00%, 7/01/13	31,200	31,323,806
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, University System of New Hampshire, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.12%, 4/04/13 (a)(b)(c)	10,235	10,235,000
New Jersey — 4.6%
State of New Jersey, Refunding RB, Transportation, Series C, 2.50%, 6/27/13	125,000	125,649,997
Township of Marlboro New Jersey, GO, BAN, 1.25%, 6/13/13	2,900	2,904,386
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 10/15/13	6,668	6,688,167
Township of Sparta New Jersey, GO, Refunding, BAN, 1.00%, 11/01/13	5,897	5,920,253

		141,162,803
New Mexico — 1.3%
City of Rio Rancho New Mexico, Eclipse Funding Trust, RB, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.12%, 4/04/13 (a)(c)	5,000	5,000,000
University of New Mexico, Refunding RB, VRDN, Sub-Lien System, Series C (JPMorgan Chase Bank NA SBPA), 0.12%, 4/04/13 (a)	34,325	34,325,000

		39,325,000
New York — 4.7%
Arlington Central School District, GO, Refunding, BAN, 1.00%, 11/15/13	3,300	3,312,353
City of New York New York, GO, VRDN, Series F-4 (Landesbank Hessen-Thuringen LOC), 0.14%, 4/04/13 (a)	9,700	9,700,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	19

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
City of New York, New York, GO, Refunding, VRDN, ROCS, Series RR II-R-14045 (Citibank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	$6,100	$6,100,000
East Islip Union Free School District, GO, TAN, 1.00%, 6/28/13	10,000	10,011,172
Middletown City School District, GO, Refunding, BAN, 1.00%, 9/26/13	14,420	14,467,156
New York City Housing Development Corp., Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC), 0.15%, 4/04/13 (a)	4,000	4,000,000
New York City Housing Development Corp., RB, M/F Housing, VRDN, Balton, Series A (Freddie Mac LOC, Freddie Mac Liquidity Facility), 0.17%, 4/04/13 (a)	4,250	4,250,000
New York City Industrial Development Agency, RB, VRDN, Korean Air Lines Co., AMT (Kookmin Bank LOC) (a):
Series A, 0.26%, 4/04/13	27,200	27,200,000
Series C, 0.26%, 4/04/13	5,000	5,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.16%, 4/04/13 (a)(b)(c)	6,900	6,900,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 3192, AMT (JPMorgan Chase Bank NA SBPA), 0.17%, 4/04/13 (a)(b)(c)	25,325	25,325,000
Putnam County, GO, TAN, 1.00%, 10/25/13	12,000	12,046,449
Sewanhaka Central High School District of Elmont, GO, TAN, 0.75%, 6/21/13	8,500	8,508,014
Town of Grand Island New York, GO, Refunding, BAN, 0.75%, 10/16/13	7,556	7,572,708

		144,392,852
North Carolina — 1.9%
Alamance County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.29%, 4/04/13 (a)	800	800,000
Charlotte Housing Authority North Carolina, RB, VRDN (Wachovia Bank NA LOC) (a):
Oak Park Project, 0.12%, 4/04/13	5,000	5,000,000
Stonehaven East Project, 0.12%, 4/04/13	8,850	8,850,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Windows, 0.22%, 4/04/13 (a)	2,985	2,985,000
County of Mecklenburg, GO, Refunding, VRDN, 7-Month Windows, Series D, 0.22%, 4/04/13 (a)	5,595	5,595,000
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Marlatex Corp. Project, AMT (Wachovia Bank NA LOC), 0.34%, 4/04/13 (a)	670	670,000
Lee County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, AMT (a):
Ardeen Corp. Project (Comerica Bank LOC), 0.22%, 4/04/13	2,550	2,550,000
Lee Central LLC Project (Wachovia Bank NA LOC), 0.29%, 4/04/13	2,050	2,050,000
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Agricultural Finance Authority, RB, VRDN, Albemarle Cotton Growers, AMT (Wells Fargo Bank NA LOC), 0.29%, 4/04/13 (a)	$700	$700,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.34%, 4/04/13 (a)	910	910,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, High Point University Project (Branch Banking & Trust LOC), 0.14%, 4/04/13 (a)	925	925,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.17%, 4/04/13 (a)	15,800	15,800,000
North Carolina Educational Facilities Finance Agency, RB, VRDN, Elon College (TD Bank NA LOC), 0.11%, 4/04/13 (a)	900	900,000
North Carolina HFA, RB, VRDN, MERLOTS, Series B12, AMT (Wachovia Bank NA SBPA), 0.18%, 4/04/13 (a)(b)(c)	5,830	5,830,000
Yancey County Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec Industries, Inc. Project, AMT (Branch Banking & Trust Co. LOC), 0.21%, 4/04/13 (a)	3,500	3,500,000

		57,065,000
Ohio — 2.0%
City of Sharonville Ohio, GO, BAN, Various Purpose, 1.00%, 7/11/13	5,835	5,843,110
Cleveland-Cuyahoga County Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank NA LOC), 0.12%, 4/04/13 (a)	20,830	20,830,000
County of Trumbull Ohio, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.14%, 4/04/13 (a)	6,545	6,545,000
Franklin County Ohio Hospital, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Ohio Health, Series 78C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	3,405	3,405,000
Ohio Higher Educational Facility Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A, 0.14%, 4/01/13 (a)	1,400	1,400,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo & Co. SBPA), 0.15%, 4/04/13 (a)(b)(c)	24,455	24,455,000

		62,478,110
Oklahoma — 0.4%
Oklahoma Turnpike Authority, Refunding RB, VRDN, Senior Series E (JPMorgan Bank NA SBPA), 0.14%, 4/01/13 (a)	11,140	11,140,000
Oregon — 0.2%
Port of Portland, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.14%, 4/04/13 (a)	7,275	7,275,000

See Notes to Financial Statements.

20	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 1.8%
Allegheny County Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)(c)	$14,590	$14,590,000
Blair County IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/04/13 (a)	2,100	2,100,000
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 4/04/13 (a)(b)(c)	3,970	3,970,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.12%, 4/04/13 (a)(b)(c)	12,500	12,500,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.13%, 4/04/13 (a)	2,395	2,395,000
Lancaster County Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/01/13 (a)	2,595	2,595,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc. West Point Project, AMT, 0.22%, 4/04/13 (a)	3,700	3,700,000
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.13%, 4/04/13 (a)(c)	2,900	2,900,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/01/13 (a)	11,130	11,130,000

		55,880,000
South Carolina — 0.6%
South Carolina State Jobs EDA, Bon Secours Health System SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series DBE-1141 (Deutsche Bank AG SBPA), 0.17%, 4/04/13 (a)(b)(c)	7,105	7,105,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.13%, 4/04/13 (a)(c)	11,500	11,500,000

		18,605,000
Tennessee — 0.8%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank SBPA), 0.15%, 4/04/13 (a)(b)(c)	10,000	10,000,000
Metropolitan Government of Nashville & Davidson County IDB, RB, VRDN, Nashville Symphony Hall Project, 0.15%, 4/04/13 (a)	11,363	11,363,000
Montgomery County Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.17%, 4/04/13 (a)	1,225	1,225,000
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Tennessee Housing Development Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, PUTTERS, Series 4191, AMT, (JPMorgan Chase Bank NY Liquidity Facility), 0.16%, 4/04/13 (a)(c)	$1,260	$1,260,000

		23,848,000
Texas — 16.4%
Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA LOC), 0.12%, 4/04/13 (a)(b)	5,790	5,790,000
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Project, AMT, 0.27%, 4/04/13 (a)	75,000	75,000,000
Brazos River Harbor Navigation District, RB, VRDN, Port Freeport, BASF Corp. Project, AMT, 0.27%, 4/04/13 (a)	34,200	34,200,000
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, VRDN, ROCS, Series RR-II-R-14042PB (PB Capital Co. LOC), 0.14%, 4/04/13 (a)(b)(c)	7,255	7,255,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, Series DBE-533 (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.13%, 4/04/13 (a)(c)	6,815	6,815,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.15%, 4/04/13 (a)(c)	10,000	10,000,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.13%, 4/04/13 (a)	2,600	2,600,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (a):
Sub-Series C-1, 0.14%, 4/01/13	40,200	40,200,000
Sub-Series C-2, 0.14%, 4/01/13	35,500	35,500,000
Lamar Consolidated Independent School District SPEARS/LIFERS Trust, GO, Refunding, VRDN, SPEARS (Texas Permanent School Fund Guarantor, Deutsche Bank AG SBPA), 0.13%, 4/04/13 (a)(c)	19,015	19,015,000
Lovejoy ISD, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 19C (Texas Permanent School Fund Guarantor, Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	14,835	14,835,000
North Texas Tollway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series DB-626 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 4/04/13 (a)(c)	11,487	11,487,000
Port of Arthur Navigation District, RB, VRDN, Environmental Facilities, Motiva Enterprises LLC Project (a):
Sub-Series A, 0.15%, 4/01/13	20,000	20,000,000
Sub-Series D, 0.15%, 4/01/13	15,000	15,000,000
Port of Arthur Navigation District, Refunding RB, VRDN, Environmental Facilities, Motiva Enterprises LLC Project (a):
0.15%, 4/01/13	12,500	12,500,000
Sub-Series B, 0.15%, 4/01/13	10,000	10,000,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	21

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Arthur Navigation District Texas Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project, 0.15%, 4/04/13 (a)	$9,600	$9,600,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.15%, 4/04/13 (a)	22,650	22,650,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank SBPA), 0.15%, 4/04/13 (a)(b)(c)	4,100	4,100,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009 (Texas Permanent School Fund Guarantor, Deutsche Bank AG SBPA), 0.14%, 4/04/13 (a)(c)	5,130	5,130,000
State of Texas, GO, VRDN, Veterans Housing Assistance Program Fund II, Series A, AMT (Landesbank Hessen-Thuringen SBPA), 0.16%, 4/04/13 (a)	3,315	3,315,000
State of Texas, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, PUTTERS, Series 4263 (JPMorgan Chase Bank NA SBPA), 0.15%, 4/01/13 (a)(b)(c)	55,000	55,000,000
Tarrant County Cultural Education Facilities Finance Corp., RB, VRDN, FLOATS (a)(b)(c):
Series 2973 (Morgan Stanley Bank SBPA), 0.15%, 4/04/13	36,000	36,000,000
Series 2974 (Credit Suisse NY SBPA), 0.12%, 4/04/13	12,000	12,000,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.17%, 4/04/13 (a)	4,825	4,825,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	5,615	5,615,000
Texas State University System, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 79C (Wachovia Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	4,700	4,700,000
Texas State, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 15C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	9,915	9,915,000
Texas Tech University, Refunding RB, 5.00%, 8/15/13 (d)	1,000	1,018,030
San Antonio Water Revenue, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 76C (Wells Fargo Bank NA SBPA), 0.22%, 4/04/13 (a)(b)(c)	10,320	10,320,000

		504,385,030
Utah — 1.5%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc., Series C (Northern Trust Co. SBPA), 0.14%, 4/01/13 (a)	19,120	19,120,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Bank SBPA), 0.15%, 4/04/13 (a)(b)(c)	8,200	8,200,000
Utah Transit Authority, RB, VRDN (Deutsche Bank AG SBPA), 0.14%, 4/04/13 (a)(b)	8,345	8,345,000
Municipal Bonds	Par (000)	Value
Utah (concluded)
Weber County, RB, VRDN, IHC Health Services, Series C (Bank of New York Mellon SBPA), 0.18%, 4/01/13’(a)	$9,000	$9,000,000

		44,665,000
Virginia — 2.3%
Alexandria Virginia IDA, RB, VRDN (a):
American Academy of Otolaryngology, Head and Neck Surgery Foundation, Series B (Bank of America NA LOC), 0.16%, 4/04/13	6,310	6,310,000
Young Men’s Christian Association (Manufacturers & Traders Trust Co. LOC), 0.17%, 4/04/13	1,200	1,200,000
Arlington County IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Guarantor, Freddie Mac LOC), 0.12%, 4/04/13 (a)	4,200	4,200,000
Fairfax County IDA, Refunding RB, VRDN, 7-Months Window, Healthcare, Inova Health System, 0.20%, 4/04/13 (a)	10,500	10,500,000
Virginia College Building Authority, RB, 21st Century College, VRDN (Wachovia Bank NA SBPA) (a):
Series B, 0.14%, 4/01/13	14,535	14,535,000
Series C, 0.14%, 4/01/13	12,000	12,000,000
Virginia College Building Authority, Refunding RB, VRDN (a):
Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank Plc SBPA), 0.19%, 4/04/13 (b)(c)	1,335	1,335,000
University of Richmond Project, 0.14%, 4/01/13	655	655,000
Virginia Commonwealth Transportation Board, Clipper Tax-Exempt Certificate Trust, RB, VRDN, AMT (State Street Bank & Trust Co. LOC), 0.12%, 4/04/13 (a)	12,160	12,160,000
Virginia Commonwealth Transportation Board, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 44C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	2,035	2,035,000
Virginia HDA, RB, MERLOTS, VRDN, Series B-19, AMT (Wachovia Bank NA SBPA), 0.18%, 4/04/13 (a)(c)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C-42, AMT (Wachovia Bank NA SBPA), 0.18%, 4/04/13 (a)(c)	2,880	2,880,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminster-Canterbury, Series B (Branch Banking & Trust Co. LOC), 0.14%, 4/04/13 (a)	925	925,000

		71,735,000
Washington — 3.9%
Austin Trust, Refunding RB, VRDN, Bank of America (Bank of America NA SBPA) (a):
King County Sewer Revenue, Series 2008-1200 (AGM), 0.12%, 4/04/13 (b)	10,000	10,000,000
Washington Health Care Facilities, Childrens’ Hospital Regional Medical Center, Series 2008-1180, 0.12%, 4/04/13	10,000	10,000,000

See Notes to Financial Statements.

22	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2-C (Wells Fargo Bank NA SBPA), 0.13%, 4/04/13 (a)(b)(c)	$15,970	$15,970,000
Port of Tacoma Washington, ARB, VRDN, ROCS, RR-II-12056 (AGC) (Citibank NA SBPA), 0.20%, 4/04/13 (a)(c)	9,900	9,900,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA SBPA), 0.27%, 4/04/13 (a)(b)(c)	20,000	20,000,000
Washington State Housing Finance Commission, RB, VRDN (a):
Affinity Southridge, Series A (Federal Home Loan Bank LOC), 0.14%, 4/04/13	5,400	5,400,000
Non ACE Traditions, AMT(Federal Home Loan Bank of San Francisco LOC), 0.14%, 4/04/13	9,000	9,000,000
Washington State Housing Finance Commission, RB, VRDN, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Facility) (a):
Heatherwood, 0.14%, 4/04/13	10,625	10,625,000
Mill Pointe, 0.14%, 4/04/13	9,325	9,325,000
Springfield, 0.14%, 4/04/13	11,050	11,050,000
Washington State University, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Student Fee Bonds, PUTTERS, Series 4241 (Deutsche Bank AG SBPA), 0.13%, 4/04/13 (a)(b)(c)	7,635	7,635,000

		118,905,000
West Virginia — 0.2%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Banking LOC), 0.14%, 4/04/13 (a)	5,800	5,800,000
Municipal Bonds	Par (000)	Value
Wisconsin — 5.2%
State of Wisconsin, ECN, Petroleum Inspection Fee, TECP:
0.21%, 8/01/13	$17,000	$17,000,000
0.19%, 5/01/13	8,000	8,000,000
State of Wisconsin, ECN, TECP:
0.21%, 8/01/13	36,200	36,200,000
0.22%, 4/01/13	40,000	40,000,000
0.23%, 4/04/13	26,000	26,000,000
0.19%, 7/09/13	11,320	11,320,000
0.20%, 6/03/13	10,500	10,500,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wachovia Bank NA LOC), 0.19%, 4/04/13 (a)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, Housing River Shores Regency, AMT (US Bank LOC), 0.19%, 4/04/13 (a)	5,220	5,220,000

		158,240,000
Wyoming — 0.2%
Converse County, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.12%, 4/04/13 (a)	6,485	6,485,000
Total Investments (Cost — $3,094,475,279*) — 100.7%		3,094,475,279
Liabilities in Excess of Other Assets — (0.7)%		(21,373,433)

Net Assets — 100.0%		$3,073,101,846

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	23

Schedule of Investments (concluded)	Master Tax-Exempt LLC

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$3,094,475,279	—	$3,094,475,279

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2013, cash of $1,464,929 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2013.

See Notes to Financial Statements.

24	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Statement of Assets and Liabilities

March 31, 2013	Master Tax-Exempt LLC

Assets
Investments at value — unaffiliated (cost — $3,094,475,279)	$ 3,094,475,279
Cash	1,464,929
Interest receivable	4,932,304
Contributions receivable from investors	1,790,180
Prepaid expenses	52,536

Total assets	3,102,715,228

Liabilities
Withdrawals payable to investors	29,283,971
Investment advisory fees payable	169,280
Directors’ fees payable	21,564
Other affiliates payable	17,648
Other accrued expenses payable	120,919

Total liabilities	29,613,382

Net Assets	$ 3,073,101,846

Net Assets Consist of
Investors’ capital	$ 3,073,101,846

Statement of Operations

Year Ended March 31, 2013	Master Tax-Exempt LLC

Investment Income
Income	$7,656,857

Expenses
Investment advisory	4,975,775
Accounting services	244,002
Directors	101,672
Professional	98,086
Custodian	81,160
Printing	3,500
Miscellaneous	99,693

Total expenses	5,603,888
Less fees waived by Manager	(2,845,928)

Total expenses after fees waived	2,757,960

Net investment income	4,898,897

Realized Gain
Net realized gain from investments	65,548

Net Increase in Net Assets Resulting from Operations	$4,964,445

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	25

Statements of Changes in Net Assets	Master Tax-Exempt LLC

	Year Ended March 31,
Increase (Decrease) in Net Assets:	2013	2012

Operations
Net investment income	$4,898,897	$4,392,159
Net realized gain	65,548	130,988

Net increase in net assets resulting from operations	4,964,445	4,523,147

Capital Transactions
Proceeds from contributions	15,107,389,487	22,116,743,383
Value of withdrawals	(15,668,329,378)	(22,875,519,304)

Net decrease in net assets derived from capital transactions	(560,939,891)	(758,775,921)

Net Assets
Total decrease in net assets	(555,975,446)	(754,252,774)
Beginning of year	3,629,077,292	4,383,330,066

End of year	$3,073,101,846	$3,629,077,292

Financial Highlights	Master Tax-Exempt LLC

	Year Ended March 31,
	2013	2012	2011	2010	2009

Total Investment Return
Total investment return	0.15%	0.10%	0.25%	0.42%	1.68%

Ratios to Average Net Assets
Total expenses	0.17%	0.17%	0.16%	0.15%	0.15%

Total expenses after fees waived	0.08%	0.14%	0.16%	0.15%	0.15%

Net investment income	0.15%	0.12%	0.26%	0.43%	1.67%

Supplemental Data
Net assets, end of year (000)	$3,073,102	$3,629,077	$4,383,330	$6,495,521	$11,363,478

See Notes to Financial Statements.

26	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Notes to Financial Statements	Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method, which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	27

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by Manager.

For the year ended March 31, 2013, the Master LLC reimbursed the Manager $35,212 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Certain obligations held by the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the credit worthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Report of Independent Registered Public Accounting Firm	Master Tax-Exempt LLC

To the Investors and Board of Directors of Master Tax-Exempt LLC:

We have audited the accompanying statement of assets and liabilities of Master Tax-Exempt LLC (the “Master LLC”), including the schedule of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt LLC as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

May 24, 2013

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	29

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2002	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011, and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. from 2007 to 2012.	33 RICs consisting of 107 Portfolios	None
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 107 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2002	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 107 Portfolios	None

30	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2010 and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 107 Portfolios	None
[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.
[2]	Date shown is the earliest date a person has served for the Fund/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Fund’s/Master LLC’s board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	155 RICs consisting of 281 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	155 RICs consisting of 281 Portfolios	None
[3]	Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Fund/Master LLC based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	31

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] Officers of the Fund/Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Advisor BlackRock Investment Management, LLC Princeton, NJ 08540	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

32	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BBIF TAX-EXEMPT FUND	MARCH 31, 2013	33

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	BBIF TAX-EXEMPT FUND	MARCH 31, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFTE-3/13-AR

Item 2	–	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BBIF Tax-Exempt Fund	$7,363	$7,100	$0	$0	$9,600	$10,100	$0	$0
Master Tax-Exempt LLC	$26,363	$26,100	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

        1  The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

        2   The nature of the services includes tax compliance, tax advice and tax planning.

        3   Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to a registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)	None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable

(g)	The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BBIF Tax-Exempt Fund	$9,600	$10,100
Master Tax-Exempt LLC	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.

(h)	Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a) –		The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –		There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: June 3, 2013